MARKETABLE SECURITES - Marketable securities (Details) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Accounting Policies [Abstract]
Beginning fair value	$ 38,000	$ 190,000
Unrealized losses included in accumulated other comprehensive income	(14,000)	(152,000)
Net carrying value	$ 24,000	$ 38,000